Capital Leases Payable (Details 1) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Capital Leases Payable [Abstract]
2016	$ 28,000
2017	12,000
2018	5,000
Net minimum lease payments	45,000
Less: Amount representing interest	(3,000)
Less: Taxes	1,000
Present value of net minimum lease payments	40,000
Less: Current maturities of capital lease payables	(26,000)	$ (19,000)
Long-term capital lease payables	$ 14,000	$ 30,000